T. ROWE PRICE Dividend Growth Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.1%
COMMUNICATION SERVICES  1.2%
Wireless Telecommunication Services  1.2%
T-Mobile U.S.  1,074,700 286,633
Total Communication Services 286,633
CONSUMER DISCRETIONARY  6.5%
Hotels, Restaurants & Leisure  3.1%
Hilton Worldwide Holdings  1,149,403 261,546
Marriott International, Class A  260,853 62,135
McDonald's  870,275 271,848
Yum! Brands  900,361 141,681
737,210
Specialty Retail  3.0%
Home Depot  876,775 321,329
Ross Stores  2,129,284 272,101
Tractor Supply (1) 1,818,800 100,216
693,646
Textiles, Apparel & Luxury Goods  0.4%
NIKE, Class B  1,307,399 82,994
82,994
Total Consumer Discretionary 1,513,850
CONSUMER STAPLES  8.1%
Beverages  1.4%
Coca-Cola  4,567,521 327,126
327,126
Consumer Staples Distribution & Retail  2.4%
Costco Wholesale  142,729 134,990
Target  402,200 41,974
Walmart  4,324,364 379,636
556,600
Food Products  0.9%
Mondelez International, Class A  3,180,951 215,828
215,828
Household Products  1.1%
Colgate-Palmolive  2,809,586 263,258
263,258

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products  1.2%
Kenvue  11,759,953 282,004
282,004
Tobacco  1.1%
Philip Morris International  1,587,700 252,016
252,016
Total Consumer Staples 1,896,832
ENERGY  5.0%
Energy Equipment & Services  0.7%
Schlumberger  4,133,900 172,797
172,797
Oil, Gas & Consumable Fuels  4.3%
ConocoPhillips  2,084,000 218,862
EOG Resources  1,204,559 154,473
EQT  2,826,700 151,030
Exxon Mobil  2,909,808 346,063
Williams  2,287,600 136,707
1,007,135
Total Energy 1,179,932
FINANCIALS  19.6%
Banks  4.9%
Bank of America  8,348,897 348,400
JPMorgan Chase  2,556,448 627,097
Wells Fargo  2,517,806 180,753
1,156,250
Capital Markets  3.6%
Charles Schwab  3,773,846 295,417
Goldman Sachs Group  236,350 129,115
Morgan Stanley  2,274,509 265,367
S&P Global  293,352 149,052
838,951
Consumer Finance  1.3%
American Express  1,174,774 316,073
316,073
Financial Services  3.0%
Visa, Class A  1,983,139 695,011
695,011
Insurance  6.8%
Aon, Class A  243,847 97,317

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Chubb  1,670,922 504,602
Hartford Insurance Group  1,391,970 172,228
Marsh & McLennan  1,857,485 453,282
MetLife  843,000 67,684
Progressive  1,096,738 310,388
1,605,501
Total Financials 4,611,786
HEALTH CARE  14.6%
Biotechnology  1.2%
AbbVie  1,345,801 281,972
281,972
Health Care Equipment & Supplies  2.8%
Becton Dickinson & Company  1,123,192 257,278
GE HealthCare Technologies  1,614,539 130,309
Stryker  730,132 271,792
659,379
Health Care Providers & Services  4.9%
Cigna Group  312,335 102,758
Elevance Health  393,633 171,215
McKesson  489,590 329,489
Quest Diagnostics  1,040,600 176,069
UnitedHealth Group  722,489 378,404
1,157,935
Life Sciences Tools & Services  2.4%
Danaher  1,078,393 221,071
Thermo Fisher Scientific  701,429 349,031
570,102
Pharmaceuticals  3.3%
AstraZeneca, ADR  3,635,044 267,176
Eli Lilly  497,640 411,006
Zoetis  564,221 92,899
771,081
Total Health Care 3,440,469
INDUSTRIALS & BUSINESS SERVICES  16.6%
Aerospace & Defense  4.3%
General Electric  2,423,032 484,970
Howmet Aerospace  2,124,571 275,621
Northrop Grumman  490,268 251,022
1,011,613

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products  0.6%
Trane Technologies  444,724 149,836
149,836
Commercial Services & Supplies  1.2%
Waste Connections  1,437,572 280,600
280,600
Electrical Equipment  1.5%
GE Vernova  294,858 90,014
Rockwell Automation  456,200 117,873
Schneider Electric (EUR)  644,249 148,722
356,609
Ground Transportation  2.2%
CSX  4,215,300 124,056
Old Dominion Freight Line  863,650 142,891
Union Pacific  1,013,254 239,371
506,318
Industrial Conglomerates  2.6%
Honeywell International  1,199,150 253,920
Roper Technologies  591,457 348,711
602,631
Machinery  2.2%
Cummins  168,699 52,877
Deere  496,500 233,032
Illinois Tool Works  289,090 71,697
Otis Worldwide  769,773 79,441
Stanley Black & Decker  1,108,294 85,206
522,253
Professional Services  2.0%
Automatic Data Processing  505,300 154,384
Booz Allen Hamilton Holding  182,000 19,034
Broadridge Financial Solutions  1,186,666 287,719
461,137
Total Industrials & Business Services 3,890,997
INFORMATION TECHNOLOGY  18.6%
Electronic Equipment, Instruments & Components  1.6%
Amphenol, Class A  3,788,056 248,459
TE Connectivity  967,864 136,778
385,237

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services  1.3%
Accenture, Class A  975,590 304,423
304,423
Semiconductors & Semiconductor Equipment  5.3%
Analog Devices  1,172,000 236,357
Applied Materials  1,001,729 145,371
Broadcom  1,411,600 236,344
KLA  360,064 244,771
QUALCOMM  749,248 115,092
Taiwan Semiconductor Manufacturing, ADR  668,600 110,988
Texas Instruments  850,388 152,815
1,241,738
Software  5.5%
Intuit  160,700 98,668
Microsoft  3,212,405 1,205,905
1,304,573
Technology Hardware, Storage & Peripherals  4.9%
Apple  5,220,439 1,159,616
1,159,616
Total Information Technology 4,395,587
MATERIALS  3.2%
Chemicals  2.6%
Linde  706,821 329,124
RPM International  612,546 70,859
Sherwin-Williams  634,289 221,488
621,471
Containers & Packaging  0.6%
Avery Dennison  748,030 133,127
133,127
Total Materials 754,598
REAL ESTATE  2.0%
Residential Real Estate Investment Trusts  1.1%
Equity Residential, REIT  3,614,790 258,747
258,747
Specialized Real Estate Investment Trusts  0.9%
American Tower, REIT  1,004,085 218,489
218,489
Total Real Estate 477,236

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  3.7%
Electric Utilities  0.8%
NextEra Energy  2,552,678 180,959
180,959
Gas Utilities  0.8%
Atmos Energy  1,179,183 182,278
182,278
Multi-Utilities  2.1%
Ameren  2,815,841 282,711
CMS Energy  2,712,041 203,701
486,412
Total Utilities 849,649
Total Common Stocks (Cost $11,165,469) 23,297,569
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 4.39% (2)(3) 216,267,073 216,267
Total Short-Term Investments (Cost $216,267) 216,267
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.39% (2)(3) 3,919,169 3,919
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,919
Total Securities Lending Collateral (Cost $3,919) 3,919
Total Investments in Securities  100.0%
(Cost $11,385,655) $ 23,517,755
Other Assets Less Liabilities (0.0)% (10,508)
Net Assets 100.0% $ 23,507,247
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2025.
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE Dividend Growth Fund

ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 2,645++
Totals $ —# $ — $ 2,645+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 335,714  ¤  ¤ $ 220,186
Total $ 220,186^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,645 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $220,186.

T. ROWE PRICE Dividend Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dividend Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Dividend Growth Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dividend Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F58-054Q1 03/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,148,847 $ 148,722 $ — $ 23,297,569
Short-Term Investments 216,267 — — 216,267
Securities Lending Collateral 3,919 — — 3,919
Total $ 23,369,033 $ 148,722 $ — $ 23,517,755